Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Balance - January 1	$ 464,308	$ 45,780
Amortization of transaction costs	2,036	427
Accretion expense	4,456	1,336
Foreign exchange revaluation impact	5,444	708
Balance - December 31	352,769	464,308
Revolving credit facility
Statements Line Items
New debt	0	147,323
Repayment of debt	(123,475)	0
Convertible debentures
Statements Line Items
Transaction costs	0	(10,735)
New debt	$ 0	$ 279,469